Financial Instrument Risks and Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instrument Risks and Risk Management	FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT
The Company is exposed in varying degrees to a variety of financial instrument related risks including credit risk, liquidity risk and market risk. The Company's Board of Directors approves and oversees the Company's risk management process, which seeks to minimize the potential adverse effects of financial risks on the Company's financial results. At December 31, 2021, the financial risks to which the Company is exposed and the Company's objectives, policies and processes for managing those risks are as follows:
(a)Credit risk
Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations.
32.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(a)Credit risk (continued)
The Company is primarily exposed to credit risk on its cash and cash equivalents, restricted cash, trade receivables, and other current and non-current receivables. The Company's maximum exposure to credit risk at December 31, 2021, represented by the carrying amounts of these financial assets, was $354.6 million (2020 – $404.5 million).
The Company limits its exposure to credit risk on its cash and cash equivalents and restricted cash by investing in high credit quality instruments and maintaining its cash balances in financial institutions with strong credit ratings.
Credit risk arising from the Company's trade receivables is low with negligible expected credit losses as the Company sells its products to large global financial institutions and other companies with high credit ratings. Credit risk relating to receivables from the sale of the Company's non-core assets is mitigated by collateral held as security in the event of default.
(b)Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company's objective in managing its liquidity risk is to ensure there is sufficient capital to meet its short-term business requirements after taking into account the Company's holdings of cash and cash equivalents. The Company manages its liquidity risk through a rigorous planning, budgeting and forecasting process to help determine the funding requirements to support its current operations, development and expansion plans. The Company also manages its liquidity risk by managing its capital structure (note 33).
The Company has a $400 million Revolving Facility available for general corporate purposes, other than for repayment of amounts owing under the 2019 Notes, of which it has utilized $199.7 million at December 31, 2021.
The Company enters into contracts in the normal course of business that give rise to commitments for future payments. The following table summarizes the contractual maturities of the Company's liabilities, and operating and capital purchase commitments at December 31, 2021:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Accounts payable and accrued liabilities	$185,716	$—	$—	$—	$—	$—	$185,716
Loans and borrowings(1)(2)	48,261	47,489	376,364	147,223			619,337
Derivative liabilities	44,825	572					45,397
Lease liabilities(2)	19,362	18,742	9,010	6	6	13	47,139
Other financial liabilities(2)	—	5,000	—	—	—	—	5,000
Reclamation and closure costs(2)	3,748	6,576	8,311	10,008	8,724	145,314	182,681
Purchase commitments(2)	94,241	9,524	4,608	2,214	1,295	2	111,884
Other operating commitments(2)	30,546	31,766	33,035	17,796	18,508	48,763	180,414
Total	$426,699	$119,669	$431,328	$177,247	$28,533	$194,092	$1,377,568
(1)Amount includes principal and interest payments, except accrued interest which is included in accounts payable and accrued liabilities.
(2)Amounts represent undiscounted future cash flows.
(c)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company is exposed to the following market risks: interest rate risk, currency risk and other price risk.
32.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(i)Interest rate risk
Interest rate risk is the risk that the fair values or future cash flows of the Company's financial instruments will fluctuate because of changes in market interest rates.
The Company is exposed to interest rate cash flow risk on its Revolving Facility and Term Loan which are subject to variable interest rates based on LIBOR or another alternate benchmark rate when the current benchmark rate ceases to exist (notes 3(u)(iii) and 14(a)). A 1.0% increase or decrease in the LIBOR interest rate during the year ended December 31, 2021 would have resulted in a decrease or increase of $2.2 million, respectively, in the Company's net income during the year ended December 31, 2021.
The Company is also exposed to interest rate cash flow risk on its cash and cash equivalents and restricted cash that earn variable interest.
The Company is exposed to interest rate fair value risk on the 2019 Notes and 2020 Notes, which are subject to fixed interest rates. The Company manages its interest rate risk with a mix of fixed and variable rate debt. A change in market interest rate would impact the fair values of the 2019 Notes and 2020 Notes. However, as the Convertible Notes are measured at amortized cost, changes in market interest rates would have had no impact to the Company's net income during the year ended December 31, 2021.
(ii)Foreign currency risk
Currency risk is the risk that the fair values or future cash flows of the Company's financial instruments, in functional currency terms, will fluctuate because of changes in foreign exchange rates. Except for Greenstone, which uses the Canadian dollar as its functional currency, the functional currency of the Company and its subsidiaries is the US dollar. The Company and its subsidiaries are exposed to currency risk on transactions, investments and balances denominated in currencies other than USD, principally on BRL, MXN, and CAD expenses. During the year ended December 31, 2021, Greenstone did not have material transactions or balances denominated in any currency other than the Canadian dollar from which it would be exposed to currency risk.
The following tables summarize the Company's exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2021	BRL	MXN	CAD
Financial assets	$19,219	$558	$415,234
Financial liabilities	(54,594)	(50,250)	(46,674)
	$(35,375)	$(49,692)	$368,560
At December 31, 2020
Financial assets	$73,236	$9,889	$13,254
Financial liabilities	(61,896)	(5,952)	(7,671)
	$11,340	$3,937	$5,583
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2021, the reasonably possible weakening in foreign currencies against the USD at such date, assuming all other variables remained constant, would have resulted in the following increase (decrease) in the Company's net income during the year ended December 31, 2021:

2021
BRL – 20%	$5,165
MXN – 10%	3,628
CAD – 10%	(26,905)
32.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(ii)Foreign currency risk (continued)
In accordance with its foreign currency exchange risk management program, the Company uses foreign exchange contracts to manage its exposure to currency risk on expenditures in BRL and MXN which are accounted for as derivative financial instruments (note 15(b)(ii)). At December 31, 2021, a 20% and 10% weakening in the BRL and MXN against the USD would have resulted in a decrease of $1.5 million in the fair value of the foreign currency derivative liabilities and increase in Company's net income during the year ended December 31, 2021. A 20% and 10% strengthening in the BRL and MXN against the USD would have resulted in an increase of $2.3 million in the fair value of the foreign currency derivative liabilities and decrease in the Company net income during the year ended December 31, 2021.
(iii)Other price risk
Other price risk is the risk that the fair values or future cash flows of the Company's financial instruments will fluctuate because of changes in market prices, other than interest rate risk or currency risk.
As part of the Leagold Acquisition (notes 5(e)), the Company assumed gold collar and forward contracts (note 15(b)(i)). In connection with the acquisition of an additional 10% interest in Greenstone (note 5(b)), the Company assumed a contingent obligation for future gold deliveries (note 15(b)(v)). These contracts are measured at FVTPL at the end of each reporting period. A 10% increase or decrease in the price of gold at December 31, 2021 would have resulted in a decrease or increase of $10.5 million in the Company's net income for the year ended December 31, 2021, respectively.
The Company holds investments in marketable securities and warrants and has issued warrants which are measured at fair value. The fair values of investments in marketable securities are based on the closing share price of the securities at the reporting date. The fair values of the investments in warrants and warrants issued are measured using the Black-Scholes option pricing model with the closing share price of the underlying securities as an input. A 10% increase or decrease in the applicable share prices would have resulted in an increase or decrease of $2.3 million in the Company's net income, respectively, and an increase or decrease of $8.7 million in the Company's OCI, respectively.